UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32759

(Address of principal executive offices) (Zip code)

CITCO Mutual Fund Services, Inc.

83 General Warren Blvd, Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-846-7526

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

March 31, 2006 (Unaudited)

Timothy Aggressive Growth Fund

	Shares	Value
COMMON STOCKS - 98.25%
Advertising Services - 1.93%
Getty Images, Inc. (a)	6,500	$486,720

Air Delivery & Frieght Services - 2.44%
UTI Worldwide, Inc.	19,500	616,200

Airlines - 1.34%
Southwest Airlines Co.	18,800	338,212

Building Products - Cement/Aggregation - 2.93%
Martin Marietta Materials, Inc.	6,900	738,507

Business Services - 1.70%
CBOT Holdings, Inc. (a)	3,600	429,840

Cellular Telecom - 4.23%
NII Holdings, Inc. (a)	18,100	1,067,357

Coal - 2.68%
Peabody Energy Corp.	13,400	675,494

Commercial Services - 2.17%
Alliance Data Systems Corp. (a)	11,700	547,209

Computer Services - 3.70%
Cognizant Technology Solutions Corp. (a)	15,700	933,993

Computers - Memory Devices - 1.68%
Network Appliance, Inc. (a)	11,750	423,352

Data Processing/Management - 2.76%
Navteq Corp. (a)	13,750	696,438

Decision Support Software - 2.13%
Cognos, Inc. (a)	13,800	536,820

Diagnostic Equipment - 3.99%
Cytyc Corp. (a)	17,700	498,786
Gen Probe, Inc. (a)	9,200	507,104

		1,005,890

Disposable Medical Products - 0.86%
C R Bard, Inc.	3,200	216,992

Diversified Communication Services - 2.57%
American Tower Corp. (a)	21,400	648,848

Drugs & Pharmaceuticals - 2.47%
Herbalife Ltd. (a)	18,500	624,745

E-Commerce/Services - 4.19%
Monster Worldwide, Inc. (a)	21,200	1,057,032

Electronic Components - Semiconductors - 7.57%
Broadcom Corp. (a)	7,750	334,490
Integrated Device Technology, Inc. (a)	32,000	475,520
Marvell Technology Group Ltd. (a)	6,100	330,010
Nvidia Corp. (a)	7,300	417,998
Silicon Laboratories, Inc. (a)	6,400	351,680

		1,909,698

Finance - Investment Banker/Broker - 1.89%
Legg Mason, Inc.	3,800	476,254

Financial Guarantee Insurance - 2.40%
Ambac Financial Group, Inc.	7,600	604,960

Industrial Automation/Robotics - 2.99%
Rockwell Automation, Inc.	10,500	755,055

Medical - Biomedical/Genetics - 4.23%
Biogen Idec, Inc. (a)	8,600	405,060
Celgene Corp. (a)	8,300	367,026
PDL Biopharma, Inc. (a)	9,000	295,200

		1,067,286

Metal Processors & Fabrication - 2.87%
Precision Castparts Corp.	12,200	724,680

Multi-line Insurance - 1.78%
HCC Insurance Holdings, Inc.	12,900	448,920

Oil & Gas Drilling - 1.81%
Diamond Offshore Drilling, Inc.	5,100	456,450

Oil Company - Exploration & Production - 3.28%
Denbury Resources, Inc. (a)	13,300	421,211
Southwestern Energy Co. (a)	12,600	405,594

		826,805

Oil Field Machinery & Equipment - 2.79%
Grant Prideco, Inc. (a)	4,600	197,064
National Oilwell Varco, Inc. (a)	7,900	506,548

		703,612

Pharmacy Services - 0.82%
Caremark RX, Inc. (a)	4,200	206,556

Real Estate Management/Services - 2.16%
CB Richard Ellis Group, Inc. (a)	6,750	544,725

Respiratory Products - 2.37%
Resmed, Inc. (a)	13,600	598,128

Retail - Apparel/Shoe - 4.93%
Chicos Fas, Inc. (a)	17,600	715,264
Urban Outfitters, Inc. (a)	21,600	530,064

		1,245,328

Retail - Restaurants - 1.89%
P. F. Chang’s China Bistro, Inc. (a)	9,700	478,113

Retail - Specialty - 1.00%
Tractor Supply Co. (a)	3,800	252,092

Software & Programming - 1.36%
Amdocs Ltd. (a)	9,500	342,570

Sporting Activities - 1.02%
Life Time Fitness, Inc. (a)	5,500	257,675

Staffing & Outsourcing Services - 2.82%
Paychex, Inc.	17,100	712,386

Telecommunication Equipment - 2.25%
Comverse Technology, Inc. (a)	24,100	567,073

Veterinary Diagnostics - 2.25%
VCA Antech, Inc. (a)	19,900	566,752

TOTAL COMMON STOCKS (Cost $19,577,379)		24,788,767

SHORT TERM INVESTMENTS - 4.62%
Money Market Funds - 4.62%
Fidelity Institutional Money Market 4.56% (b)	1,166,768	1,166,768

TOTAL SHORT TERM INVESTMENTS (Cost $1,166,768)		1,166,768

Total Investments (Cost $20,744,147) - 102.87%		25,955,535
Liabilities in Excess of Other Assets, Net (2.87)%		(723,833)

TOTAL NET ASSETS - 100.00%		$25,231,702

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Aggressive Growth Fund	20,747,303	5,398,329	(190,097)	5,208,232

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at March 31, 2006

Schedule of Investments

March 31, 2006 (Unaudited)

Timothy Conservative Growth

	Shares	Value
MUTUAL FUNDS - 99.39%
Timothy Plan Fund Fixed Income Fund Class A	1,383,952	$13,687,284
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	1,291,625	9,325,535
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	1,009,580	14,164,403
Timothy Plan Fund Small Cap Value Fund Class A (a)	579,949	9,876,534

TOTAL MUTUAL FUNDS (Cost $41,313,681)		47,053,756

SHORT TERM INVESTMENTS - 0.26%
Money Market Funds - 0.26%
Fidelity Institutional Money Market, 4.56% (b)	122,414	122,414

TOTAL SHORT TERM INVESTMENTS (Cost $122,414)		122,414

Total Investments (Cost $41,436,095) - 99.65%		47,176,170
Other Assets in Excess of Liabilities, Net 0.35%		164,602

TOTAL NET ASSETS - 100.00%		$47,340,772

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Conservative Growth	41,490,858	6,036,735	(351,423)	5,685,312

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at March 31, 2006

Schedule of Investments

March 31, 2006 (Unaudited)

Timothy Conservative Growth Variable

	Shares	Value
MUTUAL FUNDS - 99.40%
Timothy Plan Fund Fixed Income Fund Class A	442,443	$4,375,759
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	448,332	3,236,955
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	317,967	4,461,080
Timothy Plan Fund Shs Money Market Fund	1,612,075	1,612,075
Timothy Plan Fund Small Cap Value Fund Class A (a)	143,506	2,443,901

TOTAL MUTUAL FUNDS (Cost $15,062,209)		16,129,770

SHORT TERM INVESTMENTS - 0.33%
Money Market Funds - 0.33%
Fidelity Institutional Money Market, 4.56% (b)	53,228	53,228

TOTAL SHORT TERM INVESTMENTS (Cost $53,228)		53,228

Total Investments (Cost $15,115,437) - 99.73%		16,182,998
Other Assets in Excess of Liabilities, Net 0.27%		43,867

TOTAL NET ASSETS - 100.00%		$16,226,865

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Conservative Growth Variable	15,120,470	1,203,112	(140,584)	1,062,528

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at March 31, 2006

Schedule of Investments

March 31, 2006 (Unaudited)

Timothy Fixed Income Fund

	Principal Amount	Value
CORPORATE BONDS - 40.75%
Agricultural Operations - 0.59%
Archer-Daniels Midland Co.
6.625%, 05/01/2029	$200,000	$214,321

Credit Services - 0.65%
SLM Holding Corp.
4.00%, 01/15/2010	250,000	235,993

Diversified Operational/Commercial Services - 1.76%
Cendant Corp.
6.25%, 01/15/2008	375,000	379,542
CUC International, Inc.
6.25%, 03/15/2010	250,000	256,691

		636,233

Education - 1.36%
California Baptist
5.70%, 01/02/2011	250,000	245,000
Western Baptist College
6.10%, 12/15/2012	250,000	245,000

		490,000

Electric - Integrated - 6.41%
Appalachian Power Co.
3.60%, 05/15/2008	250,000	241,022
Dominion Resources Inc.
5.00%, 03/15/2013	950,000	900,941
Jersey Central Power & Light Co.
6.75%, 11/01/2025	300,000	300,067
Nisource Finance Corp.
5.40%, 07/15/2014	750,000	728,672
Wisconsin Energy Corp.
6.50%, 04/01/2011	135,000	140,277

		2,310,979

Finance - Commercial - 1.32%
CIT Group, Inc.
5.00%, 02/13/2014	500,000	475,314

Finance - Consumer Loans - 0.82%
American General Finance Corp.
5.375%, 10/01/2012	300,000	294,686

Finance - Diversified Services - 2.75%
Ameriprise Financial, Inc.
5.65%, 11/15/2015	750,000	740,666
National Rural Utilities Cooperative Finance Corp.
5.75%, 08/28/2009	250,000	252,896

		993,562

Finance - Investment Banker/Broker - 1.07%
Bear Stearns Companies, Inc.
4.50%, 10/28/2010	400,000	385,017

Finance - Leasing Company - 1.25%
International Lease Finance Corp.
5.75%, 02/15/2007	250,000	250,841
Sunrise International Leasing Corp.
5.80%, 08/15/2007	200,000	200,691

		451,532

Gas - Distribution - 0.70%
MidAmerican Energy Holdings Co.
5.875%, 10/01/2012	250,000	252,654

Investment Companies - 2.78%
Credit Suisse First Boston USA, Inc.
5.125%, 01/15/2014	200,000	193,527
5.50%, 08/15/2013	500,000	496,350
6.50%, 01/15/2012	300,000	313,675

		1,003,552

Life/Health Insurance - 2.76%
Genworth Financial, Inc.
4.95%, 10/01/2015	750,000	710,239
Protective Life
5.75%, 01/15/2019	300,000	286,823

		997,062

Money Center Banks - 0.73%
Republic NY Capital II
7.53%, 12/04/2026	250,000	261,801

Multi-line Insurance - 1.64%
Unitrin, Inc.
4.875%, 11/01/2010	300,000	289,518
5.75%, 07/01/2007	300,000	300,558

		590,076

Oil Refining & Marketing - 0.69%
USX-Marathon Group, Inc.
5.375%, 06/01/2007	250,000	250,199

Paper & Related Products - 0.67%
International Paper Co.
4.25%, 01/15/2009	250,000	241,317

Pipelines - 1.89%
Duke Energy Field Services LLC
5.668%, 08/15/2014	500,000	494,861
5.75%, 11/15/2006	187,000	187,353

		682,214

REITS - Office Property - 1.38%
Equity Office Properties Trust
5.875%, 01/15/2013	500,000	498,049

Super - Regional Banks - US - 1.32%
Huntington Bancshares, Inc.
3.125%, 05/15/2008	500,000	477,881

Telephone - Integrated - 1.34%
Deutsche Telekom International Finance BV
3.875%, 07/22/2008	500,000	484,852

Transport - Rail - 4.90%
CSX Corp.
4.875%, 11/01/2009	920,000	901,105
Southern Pacific Rail Corp.
3.875%, 02/15/2009	900,000	866,198

		1,767,303

Wireless Equipment - 1.97%
American Movil SA de CV
6.375%, 03/01/2035	750,000	708,925

TOTAL CORPORATE BONDS (Amortized Cost $15,047,167)		14,703,522

MUNICIPAL BONDS - 0.55%
North Carolina - 0.55%
North Carolina Eastern Municipal Power Agency
3.98%, 01/01/2007	200,000	197,094

TOTAL MUNICIPAL BONDS (Amortized Cost $200,514)		197,094

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 53.40%
FHLB - 2.76%
0.00%, 04/27/2006	1,000,000	996,649

FNMA - 2.40%
4.50%, 08/04/2008	875,000	864,577

GNMA - 25.15%
5.50%, 04/01/2033	1,447,628	1,434,876
Pool 3544, 5.50%, 04/01/2034	350,466	346,284
Pool 3583, 5.50%, 07/01/2034	375,181	370,705
Pool 3584, 6.00%, 07/20/2034	331,126	334,135
Pool 3596, 5.50%, 08/20/2034	747,770	738,848
Pool 3612, 6.50%, 09/01/2034	830,225	852,073
Pool 3637, 5.50%, 11/01/2034	816,709	806,965
Pool 3665, 5.50%, 01/01/2035	1,273,894	1,258,336
Pool 3679, 6.00%, 02/01/2035	766,108	773,001
Pool 585163, 5.00%, 02/15/2018	124,902	122,936
Pool 585180, 5.00%, 02/15/2018	128,332	126,312
Pool 592492, 5.50%, 03/15/2018	138,824	136,639
Pool 599821, 5.50%, 01/15/2018	106,954	105,270
Pool 781694, 6.00%, 12/01/2031	301,672	305,535
Series 641577, 5.50%, 06/15/2035	1,375,459	1,362,952

		9,074,867

U.S. Treasury Note/Bond - 23.09%
3.375%, 09/15/2009	1,495,000	1,423,116
4.25%, 10/15/2010	1,715,000	1,675,476
4.50%, 02/28/2011 to 02/15/2016	1,815,000	1,775,565
5.375%, 02/15/2031	500,000	526,485
13.875%, 05/15/2011	2,900,000	2,930,473

		8,331,115

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost $19,711,462)		19,267,208

	Shares	Value
SHORT TERM INVESTMENTS - 5.06%
Money Market Funds - 5.06%
Fidelity Institutional Money Market, 4.56% (a)	1,710,329	1,710,329
First American Funds, Inc., 4.21% (a)	116,339	116,339

		1,826,668

TOTAL SHORT TERM INVESTMENTS (Amortized Cost $1,826,668)		1,826,668

Total Investments (Amortized Cost $36,785,811) - 99.76%		35,994,492
Other Assets in Excess of Liabilities, Net 0.24%		87,646

TOTAL NET ASSETS - 100.00%		$36,082,138

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Fixed Income Fund	36,785,811	55,281	(846,600)	(791,319)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the yield shown represents the rate at March 31, 2006

Schedule of Investments

March 31, 2006 (Unaudited)

Timothy Large/Mid Cap Growth Fund

	Shares	Value
COMMON STOCKS - 96.30%
Advertising Services - 0.77%
Getty Images, Inc. (a)	6,500	$486,720

Aerospace/Defense - Equipment - 3.10%
United Technologies Corp.	34,000	1,970,980

Audio/Video Products - 1.57%
Harman International Industries, Inc.	9,000	1,000,170

Business Services - 1.68%
Cintas Corp.	25,000	1,065,500

Communications Technology - 0.53%
Research In Motion Ltd. (a)	4,000	339,520

Computer Services - 0.56%
Cognizant Technology Solutions Corp. (a)	6,000	356,940

Cosmetics & Toiletries - 3.67%
Colgate-Palmolive Co.	20,000	1,142,000
Estee Lauder Companies, Inc.	32,000	1,190,080

		2,332,080

Diversified Manufacturing Operations - 7.51%
Danaher Corp.	25,000	1,588,750
Illinois Tool Works, Inc.	7,000	674,170
Ingersoll-Rand Co.	28,000	1,170,120
Tyco International Ltd.	50,000	1,344,000

		4,777,040

E-Commerce/Services - 1.04%
EBay, Inc. (a)	17,000	664,020

Electric Products - Miscellaneous - 1.97%
Emerson Electric Co.	15,000	1,254,450

Electronic Components - Semiconductors - 4.87%
Marvell Technology Group Ltd. (a)	15,000	811,500
Nvidia Corp. (a)	22,000	1,259,720
Rambus, Inc. (a)	26,000	1,022,840

		3,094,060

Electronics - Military - 3.60%
L-3 Communications Holdings, Inc.	26,700	2,290,593

Enterprise Software/Services - 3.50%
SAP AG ADR	41,000	2,227,120

Finance - Investment Banker/Broker - 0.22%
Bear Stearns Companies, Inc.	1,000	138,700

Food - Confectionery - 1.97%
The Hershey Co.	24,000	1,253,520

Food - Wholesale/Distribution - 2.57%
SYSCO Corp.	51,000	1,634,550

Industrial Automation/Robotics - 3.07%
Intermec, Inc. (a)	19,000	579,690
Rockwell Automation, Inc.	19,050	1,369,886

		1,949,576

Industrial Gases - 1.47%
Praxair, Inc.	17,000	937,550

Information Technology Services - 1.38%
Satyam Computer Services Ltd. ADR	20,000	875,200

Instruments - Scientific - 0.46%
Fisher Scientific International, Inc. (a)	4,300	292,615

Internet Application Software - 1.32%
Red Hat, Inc. (a)	30,000	839,400

Machinery - Print Trade - 1.16%
Zebra Technologies Corp. (a)	16,500	737,880

Medical - Biomedical/Genetics - 4.47%
Genzyme Corp. (a)	26,000	1,747,720
Medimmune, Inc. (a)	30,000	1,097,400

		2,845,120

Medical - Drugs - 2.64%
Allergan, Inc.	10,000	1,085,000
Endo Pharmaceuticals Holdings, Inc. (a)	18,000	590,580

		1,675,580

Medical Instruments - 2.39%
St. Jude Medical, Inc. (a)	37,000	1,517,000

Medical Products - 5.18%
Biomet, Inc.	21,000	745,920
Stryker Corp.	33,000	1,463,220
Zimmer Holdings, Inc. (a)	16,000	1,081,600

		3,290,740

Motorcycle/Motor Scooters - 1.63%
Harley Davidson, Inc.	20,000	1,037,600

Multi-line Insurance - 2.49%
American International Group, Inc.	24,000	1,586,160

Oil - Field Services - 2.79%
Baker Hughes, Inc.	11,000	752,400
Halliburton Co.	1,500	109,530
Weatherford International Ltd. (a)	20,000	915,000

		1,776,930

Oil Company - Integrated - 2.07%
Total SA ADR	10,000	1,317,300

Oil Field Machinery & Equipment - 0.76%
National Oilwell Varco, Inc. (a)	7,500	480,900

Oil Refining & Marketing - 0.49%
Valero Energy Corp.	5,200	310,856

Pharmacy Services - 4.89%
Caremark RX, Inc. (a)	40,000	1,967,200
Medco Health Solutions, Inc. (a)	20,000	1,144,400

		3,111,600

Retail - Apparel/Shoe - 2.05%
Chicos Fas, Inc. (a)	20,000	812,800
Urban Outfitters, Inc. (a)	20,000	490,800

		1,303,600

Retail - Bedding - 1.75%
Bed Bath Beyond, Inc. (a)	29,000	1,113,600

Retail - Building Products - 3.44%
Lowe’s Companies, Inc.	33,950	2,187,738

Retail - Pet Food & Supplies - 1.02%

Petsmart, Inc.	23,000	647,220
Retail - Regional Department Store - 2.08%
Kohls Corp. (a)	25,000	1,325,250

Semiconductor Equipment - 4.84%
Cypress Semiconductor Corp. (a)	36,000	610,200
Linear Technology Corp.	49,000	1,718,920
Sandisk Corp. (a)	13,000	747,760

		3,076,880

Therapeutics - 3.33%
Gilead Sciences, Inc. (a)	34,000	2,115,480

TOTAL COMMON STOCKS (Cost $51,435,991)		61,237,738

SHORT TERM INVESTMENTS - 3.75%
Money Market Funds - 3.75%
Fidelity Institutional Money Market, 4.56% (b)	2,382,302	2,382,302

TOTAL SHORT TERM INVESTMENTS (Cost $2,382,302)		2,382,302

Total Investments (Cost $53,818,293) - 100.05%		63,620,040
Liabilities in Excess of Other Assets, Net (0.05)%		(31,310)

TOTAL NET ASSETS - 100.00%		$63,588,730

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Large/Mid Cap Growth Fund	53,818,293	10,546,186	(744,439)	9,801,747

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at March 31, 2006

Schedule of Investments

March 31, 2006 (Unaudited)

Timothy Large/Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 94.46%
Aerospace/Defense - Equipment - 4.09%
Rockwell Collins, Inc.	28,400	$1,600,340
United Technologies Corp.	26,100	1,513,017

		3,113,357

Business Services - 2.02%
Henry Jack & Associates, Inc.	67,300	1,539,151

Coal - 2.03%
Arch Coal, Inc.	20,300	1,541,582

Commercial Banks - Southern US - 3.97%
BB&T Corp.	38,500	1,509,200
Compass Bancshares, Inc.	29,800	1,508,178

		3,017,378

Commercial Banks - Western US - 1.95%
Zions Bancorp	17,900	1,480,867

Cosmetics & Toiletries - 1.97%
Colgate-Palmolive Co.	26,200	1,496,020

Data Processing/Management - 1.98%
Automatic Data Processing, Inc.	32,900	1,502,872

Disposable Medical Products - 1.91%
C R Bard, Inc.	21,400	1,451,134

Diversified Manufacturing Operations - 6.15%
Cooper Industries Ltd.	18,200	1,581,580
Eaton Corp.	21,100	1,539,667
ITT Industries, Inc.	27,700	1,557,294

		4,678,541

Electric Products - Miscellaneous - 2.00%
Emerson Electric Co.	18,200	1,522,066

Electric Utilities - 3.98%
Constellation Energy Group, Inc.	27,600	1,509,996
Southern Co.	46,300	1,517,251

		3,027,247

Finance - Investment Banker/Broker - 4.01%
Bear Stearns Companies, Inc.	11,700	1,622,790
Legg Mason, Inc.	11,400	1,428,762

		3,051,552

Food - Dairy Products - 1.97%
Dean Foods Co. (a)	38,600	1,498,838

Food - Wholesale/Distribution - 1.07%
Bunge Ltd.	14,600	813,366

Industrial Gases - 1.93%
Praxair, Inc.	26,600	1,466,990

Industrial Metals & Mining - 2.17%
Titanium Metals Corp. (a)	34,000	1,650,700

Investment Management/Advisory Services - 5.79%
Blackrock, Inc.	9,700	1,358,000
Eaton Vance Corp.	56,500	1,546,970
Franklin Resources, Inc.	15,900	1,498,416

		4,403,386

Medical Products - 0.96%
Zimmer Holdings, Inc. (a)	10,800	730,080

Metal - Diversified - 2.09%
Rio Tinto PLC ADR	7,700	1,593,900

Metal Processors & Fabrication - 2.08%
Precision Castparts Corp.	26,600	1,580,040

Oil - Field Services - 2.02%
Baker Hughes, Inc.	22,500	1,539,000

Oil Company - Exploration & Production - 6.06%
Apache Corp.	23,200	1,519,832
Murphy Oil Corp.	31,000	1,544,420
XTO Energy, Inc.	35,400	1,542,378

		4,606,630

Oil Company - Integrated - 7.93%
ConocoPhillips	24,500	1,547,175
Exxon Mobil Corp.	24,500	1,491,070
Marathon Oil Corp.	20,500	1,561,485
Occidental Petroleum Corp.	15,500	1,436,075

		6,035,805

Paper & Related Products - 2.00%
Rayonier, Inc.	33,350	1,520,427

REITS - Diversified - 2.04%
Equity Residential	33,200	1,553,428

Retail - Auto Parts - 2.15%
O’ Reilly Automotive, Inc. (a)	44,800	1,637,888

Retail - Bedding - 1.00%
Bed Bath Beyond, Inc. (a)	19,900	764,160

Retail - Jewelry - 1.94%
Tiffany & Co.	39,300	1,475,322

Retail - Restaurants - 0.95%
Wendy’s International, Inc.	11,700	726,102

Technical Services - 2.02%
Cadence Design Systems, Inc. (a)	83,000	1,534,670

Telecommunication Equipment - 2.09%
Harris Corp.	33,700	1,593,673

Telephone - Integrated - 1.98%
Alltel Corp.	23,300	1,508,675

Transport - Marine - 1.93%
Overseas Shipholding Group, Inc.	30,600	1,466,658

Transport - Rail - 2.19%
Burlington Northern Santa Fe Corp.	20,000	1,666,600

Transport - Services - 1.99%
Fedex Corp.	13,400	1,513,396

Water - 2.05%
Aqua America, Inc.	56,066	1,559,756

TOTAL COMMON STOCKS (Cost $60,518,066)		71,861,257

OTHER SECURITIES - 2.08%
Investment Management/Advisory Services - 2.08%
AllianceBernstein Holding LP	23,800	1,576,750

TOTAL OTHER SECURITIES (Cost $1,115,246)		1,576,750

SHORT TERM INVESTMENTS - 4.13%
Money Market Funds - 4.13%
Fidelity Institutional Money Market, 4.56% (b)	3,142,850	3,142,850

TOTAL SHORT TERM INVESTMENTS (Cost $3,142,850)		3,142,850

Total Investments (Cost $64,776,162) - 100.67%		76,580,857
Liabilities in Excess of Other Assets, Net (0.67)%		(506,258)

TOTAL NET ASSETS - 100.00%		$76,074,599

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Large/Mid Cap Value Fund	64,788,446	12,283,641	(491,230)	11,792,411

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at March 31, 2006

Schedule of Investments

March 31, 2006 (Unaudited)

Timothy Money Market Fund

	Principal Amount	Value
GOVERNMENT AGENCIES - 98.24%
Federal Home Loan Bank System
0.00%, 04/05/2006 to 05/03/2006	$5,440,000	$5,429,605

TOTAL GOVERNMENT AGENCIES (Amortized Cost $5,429,605)		5,429,605

	Shares	Value
MONEY MARKET FUNDS - 2.09%
Fidelity Institutional Money Market, 4.56% (a)	115,558	115,558

TOTAL MONEY MARKET FUNDS (Amortized Cost $115,558)		115,558

Total Investments (Amortized Cost $5,545,163) - 100.33%		5,545,163
Liabilities in Excess of Other Assets, Net (0.33)%		(18,159)

TOTAL NET ASSETS - 100.00%		$5,527,004

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Money Market	5,545,163	0	0	0

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the yield shown represents the rate at March 31, 2006

Schedule of Investments

March 31, 2006 (Unaudited)

Timothy Patriot Fund

	Shares	Value
COMMON STOCKS - 85.57%
Aerospace/Defense - 3.09%
EDO Corp.	2,300	$70,955

Auction House/Art Dealer - 2.10%
Adesa, Inc.	1,800	48,132

Building - Mobile Home/Manufactured Housing - 0.85%
Champion Enterprises, Inc. (a)	1,300	19,448

Building Products - Air & Heating - 2.01%
Lennox International, Inc.	1,550	46,283

Business Services - 1.16%
Macrovision Corp. (a)	1,200	26,580

Commercial Banks - Eastern US - 0.49%
Capital Crossing Bank (a)	350	11,151

Commercial Services - Finance - 2.76%
Interactive Data Corp. (a)	2,700	63,450

Consulting Services - 1.39%
Navigant Consulting, Inc. (a)	1,500	32,025

Data Processing/Management - 5.93%
InfoUSA, Inc.	6,000	77,880
MoneyGram International, Inc.	1,900	58,368

		136,248

Diversified Manufacturing Operations - 7.48%
Blount International, Inc. (a)	3,800	61,218
Federal Signal Corp.	2,000	37,000
Jacuzzi Brands, Inc. (a)	7,500	73,725

		171,943

E-Commerce/Products - 1.67%
1-800-Flowers.Com, Inc. (a)	5,400	38,340

Electronic Components - Misc - 0.50%
Benchmark Electronics, Inc. (a)	300	11,505

Electronics - 1.28%
DTS, Inc. (a)	1,500	29,490

Engineering / R&D Services - 1.23%
URS Corp. (a)	700	28,175

Financial Guarantee Insurance - 2.60%
PMI Group, Inc.	1,300	59,696

Industrial Automation/Robotics - 0.66%
Intermec, Inc. (a)	500	15,255

Investment Companies - 2.52%
MCG Capital Corp.	4,100	57,851

Medical - Biomedical/Genetics - 3.18%
Bio-Rad Laboratories, Inc. (a)	150	9,353
Charles River Laboratories International, Inc. (a)	1,300	63,726

		73,079

Medical - Drugs - 2.78%
K-V Pharmaceutical Co. (a)	2,650	63,918

Networking Products - 2.64%
Anixter International, Inc. (a)	500	23,890
Polycom, Inc. (a)	1,700	36,856

		60,746

Oil & Gas Drilling - 3.52%
Grey Wolf, Inc. (a)	6,500	48,360
Todco (a)	825	32,513

		80,873

Oil Company - Exploration & Production - 6.00%
Comstock Resources, Inc. (a)	2,350	69,771
Energy Partners Ltd. (a)	1,500	35,370
Swift Energy Corp. (a)	875	32,778

		137,919

Publishing - Books - 2.47%
John Wiley & Sons, Inc.	1,500	56,775

REITS - Diversified - 3.90%
Crescent Real Estate Equities Trust	1,600	33,712
Kite Realty Group Trust	3,500	55,825

		89,537

REITS - Hotels - 3.21%
Highland Hospitality Corp.	5,800	73,718

Resorts/Theme Parks - 1.37%
Sunterra Corp. (a)	2,200	31,416

Retail - Apparel/Shoe - 0.39%
Stage Stores, Inc.	300	8,925

Retail - Office Supplies - 2.10%
School Specialty, Inc. (a)	1,400	48,300

Retail - Pawn Shops - 2.48%
Cash America International, Inc.	1,900	57,038

Retail - Restaurants - 2.41%
Brinker International, Inc.	1,000	42,250
CBRL Group, Inc.	300	13,173

		55,423

Retail - Sporting Goods - 2.57%
K2 Incorporation (a)	4,700	58,985

S&L/Thrifts - Western US - 2.45%
Commercial Capital Bancorp, Inc.	4,000	56,240

Telecommunication Equipment - 4.72%
CommScope, Inc. (a)	3,800	108,490

Wire & Cable Products - 1.66%
Belden CDT, Inc.	1,400	38,122

TOTAL COMMON STOCKS (Cost $1,670,647)		1,966,031

SHORT TERM INVESTMENTS - 8.50%
Money Market Funds - 8.50%
Fidelity Institutional Money Market, 4.56% (b)	97,630	97,630
First American Funds, Inc., 4.21% (b)	97,630	97,630

		195,260

TOTAL SHORT TERM INVESTMENTS (Cost $195,260)		195,260

Total Investments (Cost $1,865,907) - 94.07%		2,161,291
Other Assets in Excess of Liabilities, Net 5.93%		136,357

TOTAL NET ASSETS - 100.00%		$2,297,648

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Patriot Fund	1,865,907	331,058	(35,674)	295,384

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at March 31, 2006

Schedule of Investments

March 31, 2006 (Unaudited)

Timothy Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 95.03%
Aerospace/Defense - 6.31%
DRS Technologies, Inc.	29,000	$1,591,230
Moog, Inc. (a)	46,800	1,660,932
Teledyne Technologies, Inc. (a)	42,500	1,513,000

		4,765,162

Building - Residential/Commercial - 1.00%
Technical Olympic USA, Inc.	37,200	757,020

Coal - 2.18%
Foundation Coal Holdings, Inc.	40,100	1,649,714

Commercial Banks - Central US - 0.98%
Republic Bancorp Inc. Michigan	61,200	736,848

Commercial Banks - Eastern US - 1.94%
Provident Bankshares Corp.	40,100	1,461,645

Commercial Banks - Western US - 3.98%
Cathay General Bancorp	41,100	1,547,004
State National Bancshares, Inc.	53,600	1,460,600

		3,007,604

Dental Supplies & Equipment - 2.07%
Sybron Dental Specialties, Inc. (a)	38,000	1,567,120

Electric Utilities - 0.99%
Cleco Corp.	33,500	748,055

Electronic Components - Misc - 2.01%
Benchmark Electronics, Inc. (a)	39,600	1,518,660

Engineering / R&D Services - 1.87%
URS Corp. (a)	35,000	1,408,750

Enterprise Software/Services - 3.14%
Hyperion Solutions Corp. (a)	22,100	720,460
Mantech International Corp. (a)	49,700	1,651,034

		2,371,494

Fiduciary Banks - 2.10%
Boston Private Bancorp, Inc.	46,900	1,584,751

Finance - Investment Banker/Broker - 1.10%
Stifel Financial Corp. (a)	19,000	829,730

Gas - Distribution - 0.96%
Atmos Energy Corp.	27,400	721,442

General Contractors - 2.01%
Layne Christensen Co. (a)	45,300	1,518,456

Hotels & Motels - 4.22%
Marcus Corp.	85,000	1,695,750
Orient Express Hotels Ltd.	38,100	1,494,663

		3,190,413

Industrial Metals & Mining - 2.24%
Titanium Metals Corp. (a)	34,800	1,689,540

Investment Management/Advisory Services - 1.03%
Calamos Asset Management, Inc.	20,800	777,920

Long Distance carriers - 2.12%
General Communications, Inc. (a)	132,300	1,599,507

Machinery - General Industry - 4.09%
Idex Corp.	28,900	1,507,713
Middleby Corp. (a)	18,900	1,582,308

		3,090,021

Machinery Tools & Related Products - 2.00%
Kennametal, Inc.	24,700	1,510,158

Medical - Appliances & Equipment - 1.84%
Symmetry Medical, Inc. (a)	65,700	1,393,497

Office Furnishings-Orig - 2.06%
Knoll, Inc.	72,900	1,554,228

Oil Company - Exploration & Production - 5.02%
Remington Oil And Gas Corp. (a)	17,300	747,706
Unit Corp. (a)	26,500	1,477,375
Whiting Petroleum Holdings, Inc. (a)	38,200	1,565,818

		3,790,899

Oil Field Machinery & Equipment - 2.04%
Hydril (a)	19,800	1,543,410

Paper & Related Products - 1.02%
Longview Fibre Company REIT	29,800	770,032

Processed & Packaged Goods - 2.05%
J&J Snack Foods Corp.	46,202	1,551,925

Recreational Vehicles - 1.01%
Arctic Cat, Inc.	31,800	765,108

REITS - Diversified - 2.86%
Heritage Property Investment Trust	36,900	1,460,871
Lexington Corporate Properties Trust	33,600	700,560

		2,161,431

REITS - Hotels - 3.87%
Lasalle Hotel Properties	36,200	1,484,200
Sunstone Hotel Investors, Inc.	49,700	1,439,809

		2,924,009

REITS - Office Property - 2.00%
Maguire Properties, Inc.	41,400	1,511,100

REITS - Residential - 1.96%
Post Properties, Inc.	33,300	1,481,850

REITS - Retail - 1.94%
Getty Realty Corporation (Holding Company)	50,300	1,463,730

Retail - Apparel/Shoe - 1.19%
Children’s Place (a)	15,500	897,450

Software & Programming - 2.26%
SI International, Inc. (a)	48,600	1,708,290

Steel - Specialty - 2.10%
Oregon Steel Mills, Inc. (a)	31,000	1,586,270

Steel & Iron - 1.93%
Cleveland Cliffs, Inc.	16,700	1,454,904

Technical Services - 1.88%
Washington Group International, Inc. (a)	24,700	1,417,533

Telcom Services - 2.07%
Valor Communications Group, Inc.	119,100	1,567,356

Transport - Equipment & Leasng - 1.82%
Greenbrier Companies, Inc.	34,400	1,377,720

Transport - Rail - 1.94%
FreightCar America	23,000	1,462,800

Transport - Services - 3.83%
Arlington Tankers Ltd.	64,300	1,478,900
Horizon Lines, Inc.	109,000	1,412,640

		2,891,540

TOTAL COMMON STOCKS (Cost $64,706,275)		71,779,092

SHORT TERM INVESTMENTS - 1.91%
Money Market Funds - 1.91%
Fidelity Institutional Money Market, 4.56% (b)	1,444,989	1,444,989

TOTAL SHORT TERM INVESTMENTS (Cost $1,444,989)		1,444,989

Total Investments (Cost $66,151,264) - 96.94%		73,224,081
Other Assets in Excess of Liabilities, Net 3.06%		2,309,206

TOTAL NET ASSETS - 100.00%		$75,533,287

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Small Cap Value Fund	66,151,264	7,702,312	(629,495)	7,072,817

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at March 31, 2006

Schedule of Investments

March 31, 2006 (Unaudited)

Timothy Small-Cap Variable Series

	Shares	Value
COMMON STOCKS - 99.37%
Aerospace/Defense - 2.46%
EDO Corp.	4,000	$123,400

Auction House/Art Dealer - 2.19%
Adesa, Inc.	4,100	109,634

Building - Mobile Home/Manufactured Housing - 1.88%
Champion Enterprises, Inc. (a)	6,300	94,248

Building Products - Air & Heating - 3.57%
Lennox International, Inc.	6,000	179,160

Business Services - 1.33%
Macrovision Corp. (a)	3,000	66,450

Commercial Banks - Eastern US - 0.89%
Capital Crossing Bank (a)	1,400	44,604

Commercial Services - Finance - 3.75%
Interactive Data Corp. (a)	8,000	188,000

Consulting Services - 1.28%
Navigant Consulting, Inc. (a)	3,000	64,050

Data Processing/Management - 5.37%
InfoUSA, Inc.	16,000	207,680
MoneyGram International, Inc.	2,000	61,440

		269,120

Diversified Manufacturing Operations - 6.11%
Blount International, Inc. (a)	6,300	101,493
Federal Signal Corp.	3,000	55,500
Jacuzzi Brands, Inc. (a)	15,200	149,416

		306,409

E-Commerce/Products - 1.42%
1-800-Flowers.Com, Inc. (a)	10,000	71,000

Electric - Integrated - 0.00%
Allete, Inc.	1	47

Electronic Components - Misc - 1.15%
Benchmark Electronics, Inc. (a)	1,500	57,525

Electronics - 1.76%
DTS, Inc. (a)	4,500	88,470

Engineering / R&D Services - 3.37%
URS Corp. (a)	4,200	169,050

Financial Guarantee Insurance - 2.75%
PMI Group, Inc.	3,000	137,760

Industrial Automation/Robotics - 1.28%
Intermec, Inc. (a)	2,100	64,071

Investment Companies - 2.45%
MCG Capital Corp.	8,700	122,757

Medical - Biomedical/Genetics - 4.03%
Bio-Rad Laboratories, Inc. (a)	600	37,410
Charles River Laboratories International, Inc. (a)	3,360	164,707

		202,117

Medical - Drugs - 2.77%
K-V Pharmaceutical Co. (a)	5,750	138,690

Metal Processors & Fabrication - 4.03%
Kaydon Corp.	5,000	201,800

Networking Products - 2.78%
Anixter International, Inc. (a)	1,100	52,558
Polycom, Inc. (a)	4,000	86,720

		139,278

Oil & Gas Drilling - 2.15%
Grey Wolf, Inc. (a)	14,500	107,880

Oil Company - Exploration & Production - 6.13%
Comstock Resources, Inc. (a)	4,000	118,760
Energy Partners Ltd. (a)	4,500	106,110
Swift Energy Corp. (a)	2,200	82,412

		307,282

Publishing - Books - 2.26%
John Wiley & Sons, Inc.	3,000	113,550

REITS - Diversified - 3.93%
Crescent Real Estate Equities Trust	3,000	63,210
Kite Realty Group Trust	8,400	133,980

		197,190

REITS - Hotels - 3.42%
Highland Hospitality Corp.	13,500	171,585

Resorts/Theme Parks - 1.34%
Sunterra Corp. (a)	4,700	67,116

Retail - Apparel/Shoe - 2.34%
Stage Stores, Inc.	3,950	117,512

Retail - Automobile - 3.09%
United Auto Group, Inc.	3,600	154,800

Retail - Office Supplies - 2.27%
School Specialty, Inc. (a)	3,300	113,850

Retail - Pawn Shops - 1.50%
Cash America International, Inc.	2,500	75,050

Retail - Restaurants - 2.59%
Brinker International, Inc.	1,000	42,250
CBRL Group, Inc.	2,000	87,820

		130,070

Retail - Sporting Goods - 2.83%
K2 Incorporation (a)	11,300	141,815

S&L/Thrifts - Western US - 2.24%
Commercial Capital Bancorp, Inc.	8,000	112,480

Telecommunication Equipment - 5.30%
CommScope, Inc. (a)	9,300	265,515

Wire & Cable Products - 1.36%
Belden CDT, Inc.	2,500	68,075

TOTAL COMMON STOCKS (Cost $3,812,584)		4,981,410

SHORT TERM INVESTMENTS - 0.59%
Money Market Funds - 0.59%
Fidelity Institutional Money Market, 4.56% (b)	29,827	29,827

TOTAL SHORT TERM INVESTMENTS (Cost $29,827)		29,827

Total Investments (Cost $3,842,411) - 99.96%		5,011,237
Other Assets in Excess of Liabilities, Net 0.04%		1,842

TOTAL NET ASSETS - 100.00%		$5,013,079

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Annuity Series Fund	3,842,411	1,247,274	(78,448)	1,168,826

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at March 31, 2006

Schedule of Investments

March 31, 2006 (Unaudited)

Timothy Strategic Growth

	Shares	Value
MUTUAL FUNDS - 99.79%
Timothy Plan Fund Aggressive Growth Fund Class A (a)	1,398,747	$11,553,650
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	2,731,513	19,721,527
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	1,012,752	14,208,904
Timothy Plan Fund Small Cap Value Fund Class A (a)	678,983	11,563,076

TOTAL MUTUAL FUNDS (Cost $47,603,577)		57,047,157

SHORT TERM INVESTMENTS - 0.14%
Money Market Funds - 0.14%
Fidelity Institutional Money Market, 4.56% (b)	79,738	79,738

TOTAL SHORT TERM INVESTMENTS (Cost $79,738)		79,738

Total Investments (Cost $47,683,315) - 99.93%		57,126,895
Other Assets in Excess of Liabilities, Net 0.07%		40,836

TOTAL NET ASSETS - 100.00%		$57,167,731

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Strategic Growth	47,760,892	9,366,003	—	9,366,003

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at March 31, 2006

Schedule of Investments

March 31, 2006 (Unaudited)

Timothy Strategic Growth Variable

	Shares	Value
MUTUAL FUNDS - 99.71%
Timothy Plan Fund Aggressive Growth Fund Class A (a)	238,255	$1,967,989
Timothy Plan Fund Fixed Income Fund Class A	107,851	1,066,647
Timothy Plan Fund Large/Mid Cap Growth Fund Class A (a)	494,725	3,571,914
Timothy Plan Fund Large/Mid Cap Value Fund Class A (a)	177,631	2,492,169
Timothy Plan Fund Small Cap Value Fund Class A (a)	117,317	1,997,904

TOTAL MUTUAL FUNDS (Cost $9,412,820)		11,096,623

SHORT TERM INVESTMENTS - 0.25%
Money Market Funds - 0.25%
Fidelity Institutional Money Market, 4.56% (b)	27,615	27,615

TOTAL SHORT TERM INVESTMENTS (Cost $27,615)		27,615

Total Investments (Cost $9,440,435) - 99.96%		11,124,238
Other Assets in Excess of Liabilities, Net 0.04%		4,819

TOTAL NET ASSETS - 100.00%		$11,129,057

Footnotes

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Timothy Strategic Growth Variable	9,474,050	1,694,389	(44,201)	1,650,188

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security

(b)	Variable rate security; the yield shown represents the rate at March 31, 2006

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By (Signature and Title)*	/s/ Arthur D Ally
Arthur D Ally, President
(principal executive officer)

Date May , 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur D Ally
Arthur D Ally, President
(principal executive officer)

Date May , 2006

By (Signature and Title)*	/s/ Arthur D Ally
Arthur D Ally, Treasurer
(principal financial officer)

Date May , 2006

*	Print the name and title of each signing officer under his or her signature.